Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitment

As of December 31, 2022, the Company leases offices space under 12 non-cancelable operating lease arrangements, 9 of which had a term over 12 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company discounted lease payments based on an estimate of its incremental borrowing rate to present value.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheet.

	December 31, 2022	December 31, 2021
Rights of use lease assets	$1,666,777	$205,824

Operating lease liabilities, current	480,633	88,968
Operating lease liabilities, noncurrent	1,221,845	112,591
Total operating lease liabilities	$1,702,478	$201,559

As of December 31, 2022 and 2021, the weighted average remaining lease term was 1.82 and 1.38 years, respectively, and discount rates were 4.75% for all of the operating leases.

Rental expense for the years ended December 31, 2022, 2021, and 2020 were $498,166, $426,152, and $312,675, respectively. For the years ended December 31, 2022, 2021 and 2020,  the cash payment for amounts included in the measurement of lease liabilities was $409,595, $480,636, and $350,934, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2022:

2023	$550,915
2024	324,647
2025	317,927
2026	317,980
2027 and thereafter	397,475
Total lease payments	1,908,944
Less: imputed interest	(206,466)
Present value of lease liabilities	$1,702,478